Note 20 - Segment Information - Revenue from External Customer (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total revenue	$ 5,777,751	$ 3,202,609
AUSTRALIA
Total revenue	4,580,741	5,003,332
UNITED STATES
Total revenue	1,419,436	681,806
Europe [Member]
Total revenue	3,905,621	2,760,382
Other Countries [Member]
Total revenue	250,155	0
All Countries [Member]
Total revenue	$ 10,155,953	$ 8,445,520